CONSOLIDATED UNAUDITED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 8,390	$ 7,685
Restricted cash	350	350
Short-term bank deposit	7,656
Prepaid expenses and other current assets	503	400
Total current assets	16,899	8,435
Non-current assets
Property and equipment, net	630	540
Operating leases	347	454
Total non-current assets	977	994
Total assets	17,876	9,429
Accounts payable and accruals
Trade	643	989
Other	258	490
Employees and payroll accruals	1,471	1,101
Operating lease liabilities	204	222
Total current liabilities	2,576	2,802
Non-current liabilities
Royalties provision	177	182
Operating lease liabilities	121	211
Total non-current liabilities	298	393
Shareholders' equity
Share capital, Ordinary shares, 2.4 NIS par value (90,000,000 authorized shares as of June 30, 2020 and December 31, 2019, respectively; 30,172,943 and 8,272,908 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively)	20,348	5,407
Additional paid-in capital	78,110	77,964
Accumulated deficit	(83,456)	(77,137)
Total shareholders' equity	15,002	6,234
Total liabilities and shareholders' equity	$ 17,876	$ 9,429